Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities Explanatory (Detail) - USD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Method Investee [member]
Disclosure of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities [line items]
Future cash inflows	$ 5,998	$ 3,487	$ 2,950
Future production costs	(1,570)	(857)	(1,088)
Future development costs	(520)	(524)	(703)
Future income tax expenses	(1,006)	(339)	(229)
Undiscounted future net cash flows	2,903	1,768	929
10 percent midyear annual discount for timing of estimated cash flows	(613)	(474)	(346)
Standardized measure of discounted future net cash flows	2,290	1,294	584
Consolidated Entities [member]
Disclosure of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities [line items]
Future cash inflows	602,866	445,332	361,783
Future production costs	(270,367)	(215,740)	(211,806)
Future development costs	(34,337)	(47,527)	(43,009)
Future income tax expenses	(111,613)	(63,262)	(46,338)
Undiscounted future net cash flows	186,549	118,803	60,630
10 percent midyear annual discount for timing of estimated cash flows	(75,244)	(53,361)	(25,279)
Standardized measure of discounted future net cash flows	111,305	65,442	35,351
Consolidated Entities [member] | Brazil member
Disclosure of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities [line items]
Future cash inflows	601,754	439,058	357,374
Future production costs	(269,942)	(213,037)	(209,413)
Future development costs	(34,119)	(46,731)	(42,357)
Future income tax expenses	(111,522)	(63,087)	(46,234)
Undiscounted future net cash flows	186,171	116,204	59,370
10 percent midyear annual discount for timing of estimated cash flows	(75,050)	(52,516)	(24,946)
Standardized measure of discounted future net cash flows	111,121	63,687	34,424
Oil and gas producing properties abroad [member] | Consolidated Entities [member]
Disclosure of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities [line items]
Future cash inflows	1,112	6,274	4,408
Future production costs	(425)	(2,703)	(2,392)
Future development costs	(218)	(796)	(652)
Future income tax expenses	(91)	(175)	(105)
Undiscounted future net cash flows	379	2,600	1,259
10 percent midyear annual discount for timing of estimated cash flows	(194)	(845)	(332)
Standardized measure of discounted future net cash flows	185	1,755	927
Oil and gas producing properties abroad [member] | Consolidated Entities [member] | South America [member]
Disclosure of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities [line items]
Future cash inflows	1,112	912	600
Future production costs	(425)	(412)	(239)
Future development costs	(218)	(147)	(120)
Future income tax expenses	(91)	(89)	(65)
Undiscounted future net cash flows	379	265	175
10 percent midyear annual discount for timing of estimated cash flows	(194)	(138)	(78)
Standardized measure of discounted future net cash flows	$ 185	126	98
Oil and gas producing properties abroad [member] | Consolidated Entities [member] | North America [member]
Disclosure of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities [line items]
Future cash inflows		5,361	3,809
Future production costs		(2,291)	(2,153)
Future development costs		(649)	(531)
Future income tax expenses		(86)	(40)
Undiscounted future net cash flows		2,335	1,084
10 percent midyear annual discount for timing of estimated cash flows		(707)	(255)
Standardized measure of discounted future net cash flows		$ 1,628	$ 830